RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

The summary of amounts due from and due to related parties is presented as follows:

		As of December 31,
		2024	2023

Due from related parties consist of the following:
Ours Media Limited (“Ours Media”)	Due from related party	$31,624	$—
Ours Media Hong Kong Limited (“Ours Media HK”)	Other receivables	—	1,799
		31,624	1,799

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$68,026	$75,604
Ms. Ho Ling Honnus Cheung (“Ms. Cheung”)	Due to director	25,111	4,995
Mr. Liqian Liao (“Mr. Liao”)	Due to director	25,111	4,995
Ms. Rose Ellen Steinberg (“Ms. Steinberg”)	Due to director	25,111	4,995
Ours Media HK	Due to related party	184,948	—
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,162,920	1,295,287
		$1,491,227	$1,385,876

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	For the years ended December 31,
	2024	2023
Revenue from related parties	$30,565	$36,110
Cost of revenue to related party	$769	—
Rental expenses paid to related parties	$97,675	$87,401
Loan interest expenses paid to related parties	$71,899	$71,111